CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Changes in severance indemnities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CLP ($)
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Change in provision by an increase of up to 100 bps in discount rate sensitivity	$ 794,316
Change in provision by a decrease of up to 100 bps in discount rate sensitivity	(781,222)
Change in provision by an increase of up to 100 bps in salary growth sensitivity	(8,590,434)
Change in provision by a decrease of up to 100 bps in salary growth sensitivity	$ 869,297
Percentage of increase in maximum basis points in discount rate	100.00%
Percentage of decrease in maximum basis points in discount rate	100.00%
Percentage of increase in maximum basis points in salary growth rate	100.00%
Percentage of decrease in maximum basis points in salary growth rate	100.00%